Note 2 - Basis of Presentation (Details Textual) - Reverse Stock Split [Member]	Feb. 20, 2025	Apr. 19, 2024
Stockholders' Equity Note, Stock Split, Conversion Ratio	50	18
Subsequent Event [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	50